Significant Accounting Policies - Additional Information (Details) - EBP 051 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Distributions payable to participants	$ 0	$ 0
Notes receivable from participants, allowance for credit losses	$ 0	$ 0